Capital management	9 Months Ended
Sep. 30, 2020
Capital management
Capital management

7.    Capital management

As of September 30, 2020 and December 31, 2019 total equity in percent of total assets was 38.3% and 40.2%, respectively, and debt and lease liabilities in percent of total assets was 39.5% and 41.8%, respectively.

The Company’s financing structure and business model are reflected in the investment grade ratings. The Company is covered and rated investment grade by the three leading rating agencies, Moody’s, Standard & Poor’s and Fitch.

Rating (1)

	Standard & Poor's	Moody's	Fitch

Corporate Credit Rating	BBB	Baa3	BBB-
Outlook	stable	stable	stable
(1)	A rating is not a recommendation to buy, sell or hold securities of the Company, and may be subject to suspension, change or withdrawal at any time by the assigning rating agency.